Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Sep. 30, 2026	Dec. 31, 2025
Non-current assets
Goodwill	€ 2,104.6	€ 2,104.7
Intangible assets	2,459.5	2,463.8
Property, plant and equipment	605.4	595.2
Other non-current assets	7.2	7.0
Derivative financial instruments	8.0	0.4
Deferred tax assets	11.9	17.1
Total non-current assets	5,196.6	5,188.2
Current assets
Cash and cash equivalents	275.6	324.8
Inventories	494.8	440.6
Trade and other receivables	450.1	350.8
Current tax receivable	8.5	26.1
Derivative financial instruments	9.5	4.5
Total current assets	1,238.5	1,146.8
Total assets	6,435.1	6,335.0
Current liabilities
Trade and other payables	855.2	794.9
Current tax payable	184.7	193.4
Provisions	26.9	27.6
Loans and borrowings	33.9	32.6
Derivative financial instruments	12.3	19.4
Total current liabilities	1,113.0	1,067.9
Non-current liabilities
Loans and borrowings	2,279.2	2,258.6
Employee benefits	126.0	138.4
Other non-current liabilities	0.3	0.4
Provisions	1.2	1.4
Derivative financial instruments	62.3	112.2
Deferred tax liabilities	262.5	259.3
Total non-current liabilities	2,731.5	2,770.3
Total liabilities	3,844.5	3,838.2
Net assets	2,590.6	2,496.8
Equity attributable to equity holders
Share capital and capital reserve	1,112.2	1,134.3
Share based compensation reserve	8.5	16.9
Translation reserve	101.1	102.4
Other reserves	22.5	(12.9)
Retained earnings	1,346.3	1,256.1
Equity attributable to owners of parent	€ 2,590.6	€ 2,496.8